LEASES (Details 3)	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	4 years 3 months 18 days	4 years 6 months
Operating Lease, Weighted Average Discount Rate, Percent	7.00%	7.00%